Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,521
2022	1,559
2023	1,598
2024	1,638
2025	1,114
Total	$ 7,430	$ 7,900